NOTE 4 - OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2012
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Abstract]
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Text Block]
NOTE 4 - OIL AND GAS PROPERTIES

The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization are as follows at December 31:

	2012	2011
Proven property, net of impairment	$6,817,562	$8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$13,705,423	$16,834,579